UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5567
Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO
August 31, 2005 (Unaudited)	Colonial Intermediate High Income Fund

			Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 121.8%
BASIC MATERIALS – 10.8%
Chemicals – 5.9%
Agricultural Chemicals – 1.9%
IMC Global, Inc.	10.875% 08/01/13		310,000	366,575
Terra Capital, Inc.	12.875% 10/15/08		475,000	561,687
UAP Holding Corp.
	(a) 07/15/12
	(10.750% 01/15/08)		295,000	252,225
United Agri Products	8.250% 12/15/11		321,000	340,260
				1,520,747
Chemicals - Diversified – 3.4%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		150,000	170,250
EquiStar Chemicals LP	10.625% 05/01/11		575,000	636,813
Huntsman International LLC	7.375% 01/01/15(b)		260,000	263,900
Huntsman LLC	11.500% 07/15/12		310,000	362,700
Innophos Investments Holdings, Inc., PIK	11.790% 02/15/15(b)(c)		201,075	191,021
Lyondell Chemical Co.	9.625% 05/01/07		240,000	254,100
Nell AF SARL
	8.375% 08/15/15(b)		180,000	183,600
	8.375% 08/15/15(b)	EUR	160,000	203,396
NOVA Chemicals Corp.	6.500% 01/15/12	USD	405,000	398,925
				2,664,705
Chemicals - Specialty – 0.6%
Rhodia SA	8.875% 06/01/11		460,000	451,375
				451,375
		Chemicals Total		4,636,827
Forest Products & Paper – 3.5%
Forestry – 0.6%
Millar Western Forest Products Ltd.	7.750% 11/15/13		225,000	207,000
Tembec Industries, Inc.	8.500% 02/01/11		320,000	244,800
				451,800
Paper & Related Products – 2.9%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		260,000	261,950
Boise Cascade LLC
	6.474% 10/15/12(c)		275,000	278,437
	7.125% 10/15/14		190,000	186,200
Buckeye Technologies, Inc.	8.500% 10/01/13		60,000	61,950
Caraustar Industries, Inc.	9.875% 04/01/11		235,000	242,638
Georgia-Pacific Corp.	8.000% 01/15/24		350,000	404,250
Neenah Paper, Inc.	7.375% 11/15/14		130,000	127,238
Newark Group, Inc.	9.750% 03/15/14		370,000	342,250
NewPage Corp.	12.000% 05/01/13(b)		225,000	214,875

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Norske Skog Canada Ltd.	8.625% 06/15/11	190,000	197,600
			2,317,388
	Forest Products & Paper Total		2,769,188
Iron / Steel – 1.2%
Metal - Iron – 0.4%
Wise Metals Group LLC	10.250% 05/15/12	415,000	343,413
			343,413
Steel - Producers – 0.2%
Steel Dynamics, Inc.
	9.500% 03/15/09	160,000	170,800
			170,800
Steel - Specialty – 0.6%
UCAR Finance, Inc.	10.250% 02/15/12	405,000	433,350
			433,350
		Iron / Steel Total	947,563
Metals & Mining – 0.2%
Mining Services – 0.2%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12(b)	105,000	108,150
			108,150
		Metals & Mining Total	108,150
	BASIC MATERIALS TOTAL		8,074,732
COMMUNICATIONS – 26.9%
Media – 11.2%
Broadcast Services / Programs – 0.3%
Fisher Communications, Inc.	8.625% 09/15/14	190,000	205,437
			205,437
Cable TV – 4.3%
Atlantic Broadband Finance LLC	9.375% 01/15/14(b)	390,000	376,350
Charter Communications Holdings II LLC	10.250% 09/15/10	290,000	300,875
Charter Communications Holdings LLC	9.920% 04/01/11	1,210,000	916,575
CSC Holdings, Inc.
	6.750% 04/15/12(b)	185,000	176,675
	7.625% 04/01/11	300,000	300,750
EchoStar DBS Corp.	6.625% 10/01/14	390,000	386,588
Insight Midwest LP	9.750% 10/01/09	195,000	201,825
Northland Cable Television, Inc.	10.250% 11/15/07	255,000	247,350
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(b)(d)	435,000	108,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Telenet Group Holding NV
	(a) 06/15/14
	(11.500% 12/15/08)(b)	525,000	415,406
			3,431,144
Multimedia – 2.3%
Advanstar Communications, Inc.
	(a) 10/15/11
	(15.000% 10/15/05)	310,000	322,400
	12.000% 02/15/11	310,000	334,800
Haights Cross Communications, Inc.
	(a) 08/15/11
	(12.500% 08/01/09)	305,000	192,150
Haights Cross Operating Co.	11.750% 08/15/11	330,000	361,350
Lamar Media Corp.	6.625% 08/15/15(b)	310,000	316,200
Quebecor Media, Inc.	11.125% 07/15/11	290,000	319,725
			1,846,625
Publishing - Newspapers – 0.4%
Hollinger, Inc.
	11.875% 03/01/11(b)(e)	122,000	125,660
	12.875% 03/01/11(b)	177,000	194,700
			320,360
Publishing - Periodicals – 2.7%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12	235,000	242,050
Dex Media East LLC	12.125% 11/15/12	367,000	435,354
Dex Media West LLC	9.875% 08/15/13	374,000	422,620
Dex Media, Inc.
	(a) 11/15/13
	(9.000% 11/15/08)	250,000	202,500
PriMedia, Inc.	8.875% 05/15/11	500,000	523,750
WDAC Subsidiary Corp.	8.375% 12/01/14(b)	290,000	284,200
			2,110,474
Television – 1.2%
Paxson Communications Corp.
	(a) 01/15/09
	(12.250% 01/15/06)	375,000	363,750
	10.750% 07/15/08	105,000	105,000
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	420,000	445,200
			913,950
		Media Total	8,827,990

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 15.7%
Cellular Telecommunications – 5.7%
American Cellular Corp.	10.000% 08/01/11	365,000	388,725
Digicel Ltd.	9.250% 09/01/12(b)	340,000	355,300
Dobson Cellular Systems, Inc.	8.375% 11/01/11	95,000	100,938
Dobson Communications Corp.	8.875% 10/01/13	295,000	295,737
Horizon PCS, Inc.	11.375% 07/15/12	190,000	220,400
iPCS Escrow Co.	11.500% 05/01/12	170,000	196,350
Nextel Communications, Inc.	7.375% 08/01/15	315,000	339,806
Nextel Partners, Inc.	8.125% 07/01/11	390,000	425,100
Rogers Cantel, Inc.	9.750% 06/01/16	385,000	469,700
Rogers Wireless, Inc.	8.000% 12/15/12	225,000	240,750
Rural Cellular Corp.
	8.250% 03/15/12	320,000	337,600
	9.750% 01/15/10	290,000	293,625
UbiquiTel Operating Co.	9.875% 03/01/11	220,000	245,300
US Unwired, Inc.	10.000% 06/15/12	500,000	580,000
			4,489,331
Satellite Telecommunications – 2.2%
Inmarsat Finance II PLC
	(a) 11/15/12
	(10.375% 11/15/08)	425,000	354,875
Intelsat Bermuda Ltd.	8.250% 01/15/13(b)	455,000	464,100
Intelsat Ltd.	6.500% 11/01/13	215,000	167,700
PanAmSat Corp.	9.000% 08/15/14	501,000	528,555
Zeus Special Subsidiary Ltd.
	(a) 02/01/15
	(9.250% 02/01/10)(b)	330,000	221,100
			1,736,330
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.	6.450% 03/15/29	335,000	294,381
			294,381
Telecommunication Services – 1.7%
Axtel SA de CV	11.000% 12/15/13	415,000	458,575
Syniverse Technologies, Inc.	7.750% 08/15/13(b)	250,000	255,000
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	150,000	153,000
Time Warner Telecom, Inc.
	9.750% 07/15/08	45,000	45,450
	10.125% 02/01/11	425,000	437,750
			1,349,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone - Integrated – 5.0%
Cincinnati Bell, Inc.	7.000% 02/15/15	565,000	553,700
Citizens Communications Co.	9.000% 08/15/31	445,000	463,913
Qwest Communications International, Inc.	7.500% 02/15/14(b)	440,000	420,200
Qwest Corp.
	7.500% 06/15/23	505,000	469,650
	8.875% 03/15/12	630,000	690,638
Qwest Services Corp.	13.500% 12/15/10	965,000	1,115,781
US LEC Corp.	11.890% 10/01/09(c)	215,000	225,750
			3,939,632
Wireless Equipment – 0.7%
American Towers, Inc.	7.250% 12/01/11	335,000	351,750
SBA Telecommunications, Inc.
	(a) 12/15/11
	(9.750% 12/15/07)	230,000	211,600
			563,350
	Telecommunication Services Total		12,372,799
	COMMUNICATIONS TOTAL		21,200,789
CONSUMER CYCLICAL – 24.6%
Airlines – 1.0%
Airlines – 1.0%
Continental Airlines, Inc.	7.568% 12/01/06	570,000	532,950
Northwest Airlines, Inc.	9.875% 03/15/07(d)	520,000	257,400
			790,350
		Airlines Total	790,350
Apparel – 1.8%
Apparel Manufacturers – 1.8%
Broder Brothers Co.	11.250% 10/15/10	325,000	317,688
Levi Strauss & Co.	9.750% 01/15/15	645,000	682,087
Phillips-Van Heusen Corp.
	7.250% 02/15/11	300,000	313,500
	8.125% 05/01/13	60,000	64,800
			1,378,075
		Apparel Total	1,378,075
Auto Manufacturers – 1.6%
Auto - Cars / Light Trucks – 1.2%
Ford Motor Co.	7.450% 07/16/31	520,000	414,700
General Motors Corp.	8.375% 07/15/33	620,000	520,800
			935,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
Auto - Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp.	7.500% 06/15/11	320,000	326,400
			326,400
		Auto Manufacturers Total	1,261,900
Auto Parts & Equipment – 3.0%
Auto / Truck Parts & Equipment - Original – 1.4%
Cooper-Standard Automotive, Inc.	8.375% 12/15/14	540,000	488,700
Delco Remy International, Inc.	9.375% 04/15/12	330,000	211,200
Dura Operating Corp.
	8.625% 04/15/12	385,000	359,013
	9.000% 05/01/09	95,000	76,950
			1,135,863
Auto / Truck Parts & Equipment - Replacement – 0.7%
Commercial Vehicle Group	8.000% 07/01/13(b)	310,000	320,075
Rexnord Corp.	10.125% 12/15/12	200,000	218,500
			538,575
Rubber - Tires – 0.9%
Goodyear Tire & Rubber Co.	9.000% 07/01/15(b)	695,000	705,425
			705,425
	Auto Parts & Equipment Total		2,379,863
Distribution / Wholesale – 0.2%
Distribution / Wholesale – 0.2%
Buhrmann US, Inc.	7.875% 03/01/15(b)	180,000	181,800
			181,800
	Distribution / Wholesale Total		181,800
Entertainment – 2.5%
Gambling (Non - Hotel) – 0.6%
Global Cash Access LLC	8.750% 03/15/12	440,000	471,900
			471,900
Music – 0.8%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	265,000	278,912
Warner Music Group	7.375% 04/15/14	380,000	386,650
			665,562
Resorts / Theme Parks – 0.6%
Six Flags, Inc.	9.625% 06/01/14	430,000	434,300
			434,300
Theaters – 0.5%
LCE Acquisition Corp.	9.000% 08/01/14(b)	385,000	378,263
			378,263
		Entertainment Total	1,950,025

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 1.9%
Building - Residential / Commercial – 1.9%
D.R. Horton, Inc.	9.750% 09/15/10	415,000	481,400
K. Hovnanian Enterprises, Inc.
	7.750% 05/15/13	100,000	104,500
	8.875% 04/01/12	170,000	182,750
	10.500% 10/01/07	340,000	374,850
Standard Pacific Corp.
	7.000% 08/15/15	55,000	54,244
	9.250% 04/15/12	275,000	301,812
			1,499,556
		Home Builders Total	1,499,556
Home Furnishings – 0.5%
Home Furnishings – 0.5%
WII Components, Inc.	10.000% 02/15/12	370,000	370,925
			370,925
		Home Furnishings Total	370,925
Leisure Time – 1.1%
Leisure & Recreational Products – 0.2%
K2, Inc.	7.375% 07/01/14	115,000	119,025
			119,025
Recreational Centers – 0.9%
Equinox Holdings, Inc.	9.000% 12/15/09	405,000	421,200
Town Sports International, Inc.
	(a) 02/01/14
	(11.000% 02/01/09)	435,000	300,150
			721,350
		Leisure Time Total	840,375
Lodging – 7.5%
Casino Hotels – 7.5%
Caesars Entertainment, Inc.	9.375% 02/15/07	435,000	461,644
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	355,000	374,525
Eldorado Casino Shreveport/Shreveport Capital Corp.	10.000% 08/01/12	719,748	712,551
Hard Rock Hotel, Inc.	8.875% 06/01/13	440,000	477,400
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	325,000	373,750
MGM Mirage
	6.750% 09/01/12	480,000	493,200
	8.500% 09/15/10	115,000	126,500
Mohegan Tribal Gaming Authority	6.125% 02/15/13	210,000	212,625
Penn National Gaming, Inc.	6.750% 03/01/15	550,000	550,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Pinnacle Entertainment, Inc.	8.750% 10/01/13	790,000	837,400
River Rock Entertainment	9.750% 11/01/11	195,000	214,012
Seneca Gaming Corp.	7.250% 05/01/12	285,000	295,687
Station Casinos, Inc.	6.875% 03/01/16	95,000	97,138
Virgin River Casino Corp.
	(a) 01/15/13
	(12.750% 01/15/09)(b)	160,000	113,600
	9.000% 01/15/12(b)	133,000	139,650
Wynn Las Vegas LLC	6.625% 12/01/14	450,000	437,062
			5,916,744
		Lodging Total	5,916,744
Retail – 3.2%
Retail - Automobiles – 0.4%
Asbury Automotive Group, Inc.	8.000% 03/15/14	320,000	318,400
			318,400
Retail - Drug Stores – 0.8%
Jean Coutu Group, Inc. (PJC)	8.500% 08/01/14	240,000	245,700
Rite Aid Corp.
	7.500% 01/15/15	115,000	110,400
	9.250% 06/01/13	255,000	247,350
			603,450
Retail - Home Furnishings – 0.4%
Tempur-Pedic, Inc.	10.250% 08/15/10	322,000	360,640
			360,640
Retail - Jewelry – 0.3%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	255,000	237,150
			237,150
Retail - Propane Distributors – 0.6%
Ferrellgas Partners LP	8.750% 06/15/12	300,000	310,500
Suburban Propane Partners LP	6.875% 12/15/13(b)	175,000	169,312
			479,812
Retail - Restaurants – 0.4%
Landry’s Restaurants, Inc.	7.500% 12/15/14	295,000	287,625
			287,625
Retail - Video Rental – 0.3%
Movie Gallery, Inc.	11.000% 05/01/12(b)	250,000	255,000
			255,000
		Retail Total	2,542,077

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.3%
Textile - Products – 0.3%
INVISTA	9.250% 05/01/12(b)	235,000	257,325
			257,325
	Textiles Total		257,325
	CONSUMER CYCLICAL TOTAL		19,369,015
CONSUMER NON-CYCLICAL – 18.0%
Agriculture – 0.3%
Tobacco – 0.3%
Alliance One International, Inc.	11.000% 05/15/12(b)	245,000	245,000
			245,000
		Agriculture Total	245,000
Beverages – 0.3%
Beverages - Wine / Spirits – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	245,000	260,619
			260,619
		Beverages Total	260,619
Biotechnology – 0.4%
Medical - Biomedical / Gene – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	340,000	360,400
			360,400
		Biotechnology Total	360,400
Commercial Services – 5.3%
Commercial Services – 0.9%
Iron Mountain, Inc.	7.750% 01/15/15	350,000	358,750
Language Line Holdings, Inc.	11.125% 06/15/12	260,000	245,700
Mac-Gray Corp.	7.625% 08/15/15(b)	90,000	92,925
			697,375
Commercial Services - Finance – 0.6%
Dollar Financial Group, Inc.	9.750% 11/15/11	490,000	510,825
			510,825
Consulting Services – 0.3%
FTI Consulting	7.625% 06/15/13(b)	200,000	204,000
			204,000
Funeral Services & Related Items – 0.5%
Service Corp. International	7.700% 04/15/09	405,000	425,250
			425,250
Printing - Commercial – 0.7%
Sheridan Group	10.250% 08/15/11	250,000	262,500
Vertis, Inc.	13.500% 12/07/09(b)	320,000	281,600
			544,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Private Corrections – 1.0%
Corrections Corp. of America	6.250% 03/15/13	360,000	355,500
GEO Group, Inc.	8.250% 07/15/13	405,000	398,925
			754,425
Rental Auto / Equipment – 1.3%
Ashtead Holdings PLC	8.625% 08/01/15(b)	230,000	240,350
NationsRent, Inc.
	9.500% 10/15/10	275,000	301,125
	9.500% 05/01/15	250,000	260,000
Williams Scotsman, Inc.	9.875% 06/01/07	230,000	228,850
			1,030,325
		Commercial Services Total	4,166,300
Cosmetics / Personal Care – 1.2%
Cosmetics & Toiletries – 1.2%
DEL Laboratories, Inc.	8.000% 02/01/12	405,000	345,262
Elizabeth Arden, Inc.	7.750% 01/15/14	245,000	257,863
Revlon Consumer Products Corp.
	8.625% 02/01/08	110,000	107,250
	9.500% 04/01/11	265,000	255,063
			965,438
	Cosmetics / Personal Care Total		965,438
Food – 2.4%
Food - Confectionery – 0.4%
Merisant Co.	10.250% 07/15/13(b)	215,000	148,350
Tabletop Holdings, Inc.
	(a) 05/15/14
	(12.250% 11/15/08)(b)	755,000	120,800
			269,150
Food - Miscellaneous / Diversified – 1.3%
Dole Food Co., Inc.	8.625% 05/01/09	372,000	396,180
Pinnacle Foods Holding Corp.	8.250% 12/01/13	470,000	453,550
Reddy Ice Holdings, Inc.
	(a) 11/01/12
	(10.500% 11/01/08)(b)	230,000	177,100
			1,026,830
Food - Retail – 0.7%
Stater Brothers Holdings, Inc.	8.125% 06/15/12	555,000	567,488
			567,488
		Food Total	1,863,468

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 4.5%
Dialysis Centers – 0.3%
DaVita, Inc.	7.250% 03/15/15(b)	270,000	275,400
			275,400
Medical - HMO – 0.5%
Coventry Health Care, Inc.	8.125% 02/15/12	340,000	365,500
			365,500
Medical - Hospitals – 0.9%
Tenet Healthcare Corp.	9.875% 07/01/14	630,000	674,100
			674,100
Medical - Outpatient / Home Medical – 0.3%
Select Medical Corp.	7.625% 02/01/15	210,000	204,225
			204,225
MRI / Medical Diagnostic Imaging – 1.8%
InSight Health Services Corp.	9.875% 11/01/11	520,000	460,200
MedQuest, Inc.	11.875% 08/15/12	450,000	475,875
MQ Associates, Inc.
	(a) 08/15/12
	(12.250% 08/15/08)	805,000	483,000
			1,419,075
Physician Practice Management – 0.7%
US Oncology Holdings, Inc.	8.620% 03/15/15(b)(c)	145,000	143,912
US Oncology, Inc.	9.000% 08/15/12	390,000	429,000
			572,912
		Healthcare Services Total	3,511,212
Household Products / Wares – 1.8%
Consumer Products - Miscellaneous – 1.4%
Amscan Holdings, Inc.	8.750% 05/01/14	495,000	471,487
Jostens IH Corp.	7.625% 10/01/12	280,000	287,700
Playtex Products, Inc.	9.375% 06/01/11	340,000	359,550
			1,118,737
Office Supplies & Forms – 0.4%
ACCO Brands Corp.	7.625% 08/15/15(b)	270,000	271,013
			271,013
	Household Products / Wares Total		1,389,750
Pharmaceuticals – 1.8%
Medical - Drugs – 0.9%
Elan Finance PLC	7.750% 11/15/11(b)	495,000	436,837
Warner Chilcott Corp.	8.750% 02/01/15(b)	270,000	267,300
			704,137

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical - Generic Drugs – 0.4%
Mylan Laboratories, Inc.	6.375% 08/15/15(b)		345,000	345,863
				345,863
Medical - Wholesale Drug Distribution – 0.5%
Nycomed A/S, PIK	11.750% 09/15/13(b)	EUR	305,000	379,733
				379,733
		Pharmaceuticals Total		1,429,733
	CONSUMER NON-CYCLICAL TOTAL			14,191,920
ENERGY – 8.5%
Coal – 0.5%
Coal – 0.5%
Arch Western Finance LLC	6.750% 07/01/13	USD	375,000	383,438
				383,438
			Coal Total	383,438
Oil & Gas – 3.9%
Oil & Gas Drilling – 0.3%
Pride International, Inc.	7.375% 07/15/14		220,000	237,600
				237,600
Oil Companies - Exploration & Production – 3.3%
Chesapeake Energy Corp.
	6.375% 06/15/15		145,000	147,538
	7.500% 06/15/14		230,000	248,400
Compton Petroleum Corp.	9.900% 05/15/09		475,000	514,187
Delta Petroleum Corp.	7.000% 04/01/15(b)		200,000	192,500
Energy Partners Ltd.	8.750% 08/01/10		205,000	217,300
Forest Oil Corp.	8.000% 12/15/11		220,000	242,000
Magnum Hunter Resources, Inc.	9.600% 03/15/12		283,000	314,130
Pogo Producing Co.	6.625% 03/15/15(b)		225,000	231,750
Whiting Petroleum Corp.	7.250% 05/01/12		445,000	449,450
				2,557,255
Oil Refining & Marketing – 0.3%
Premcor Refining Group, Inc.	7.500% 06/15/15		235,000	254,094
				254,094
			Oil & Gas Total	3,048,949
Oil & Gas Services – 0.3%
Oil - Field Services – 0.3%
Newpark Resources, Inc.	8.625% 12/15/07		270,000	268,650
				268,650
		Oil & Gas Services Total		268,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – 3.8%
Pipelines – 3.8%
Coastal Corp.	7.625% 09/01/08	215,000	218,762
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	298,500
	9.875% 07/15/10(b)	360,000	392,400
Northwest Pipeline Corp.	8.125% 03/01/10	130,000	139,750
Sonat, Inc.	7.625% 07/15/11	1,350,000	1,373,625
Southern Natural Gas Co.	8.875% 03/15/10	250,000	271,875
Williams Companies, Inc.	8.125% 03/15/12	310,000	345,650
			3,040,562
		Pipelines Total	3,040,562
		ENERGY TOTAL	6,741,599
FINANCIALS – 4.5%
Diversified Financial Services – 3.7%
Finance - Auto Loans – 0.9%
Ford Motor Credit Co.	7.375% 02/01/11	40,000	39,327
General Motors Acceptance Corp.
	6.875% 09/15/11	250,000	236,645
	6.875% 08/28/12	460,000	430,919
			706,891
Finance - Investment Banker / Broker – 1.5%
E*Trade Financial Corp.	8.000% 06/15/11	275,000	288,063
LaBranche & Co., Inc.	11.000% 05/15/12	775,000	858,312
			1,146,375
Special Purpose Entity – 1.3%
Dow Jones CDX High Yield Index	8.250% 06/29/10(b)	990,000	1,005,469
			1,005,469
	Diversified Financial Services Total		2,858,735
Real Estate Investment Trusts – 0.4%
REITs - Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	110,000	114,125
			114,125
REITs - Mortgage – 0.3%
Thornburg Mortgage, Inc.	8.000% 05/15/13	225,000	229,781
			229,781
	Real Estate Investment Trusts Total		343,906

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.4%
Savings & Loans / Thrifts - Western US – 0.4%
Western Financial Bank	9.625% 05/15/12	255,000	288,150
			288,150
		Savings & Loans Total	288,150
		FINANCIALS TOTAL	3,846,091
INDUSTRIALS – 20.9%
Aerospace & Defense – 2.5%
Aerospace / Defense - Equipment – 2.0%
Argo-Tech Corp.	9.250% 06/01/11	285,000	311,719
BE Aerospace, Inc.	8.875% 05/01/11	375,000	395,625
Sequa Corp.
	8.875% 04/01/08	185,000	197,487
	9.000% 08/01/09	160,000	176,000
Standard Aero Holdings, Inc.	8.250% 09/01/14	265,000	266,325
TransDigm, Inc.	8.375% 07/15/11	250,000	264,375
			1,611,531
Electronics - Military – 0.5%
L-3 Communications Corp.	6.375% 10/15/15(b)	360,000	366,300
			366,300
		Aerospace & Defense Total	1,977,831
Building Materials – 1.2%
Building & Construction Products - Miscellaneous – 0.7%
Associated Materials, Inc.
	(a) 03/01/14
	(11.250% 03/01/09)	290,000	169,650
Nortek, Inc.	8.500% 09/01/14	200,000	193,000
NTK Holdings, Inc.
	(a) 03/01/14
	(10.750% 09/01/09)(b)	295,000	171,100
			533,750
Building Products - Cement / Aggregation – 0.5%
RMCC Acquisition Co.	9.500% 11/01/12(b)	370,000	373,700
			373,700
		Building Materials Total	907,450
Electrical Components & Equipment – 0.4%
Wire & Cable Products – 0.4%
Coleman Cable, Inc.	9.875% 10/01/12(b)	350,000	315,000
			315,000
	Electrical Components & Equipment Total		315,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – 0.8%
Electronic Components - Miscellaneous – 0.8%
Flextronics International Ltd.	6.250% 11/15/14	235,000	232,650
Sanmina-SCI Corp.	6.750% 03/01/13	420,000	401,100
			633,750
		Electronics Total	633,750
Engineering & Construction – 0.6%
Building & Construction - Miscellaneous – 0.6%
J. Ray McDermott SA	11.500% 12/15/13(b)	445,000	507,300
			507,300
	Engineering & Construction Total		507,300
Environmental Control – 1.6%
Non - Hazardous Waste Disposal – 1.4%
Allied Waste North America, Inc.
	7.250% 03/15/15(b)	225,000	222,188
	7.875% 04/15/13	335,000	345,050
	8.500% 12/01/08	255,000	269,025
Waste Services, Inc.	9.500% 04/15/14(b)	305,000	304,237
			1,140,500
Recycling – 0.2%
Aleris International, Inc.	9.000% 11/15/14	120,000	127,800
			127,800
	Environmental Control Total		1,268,300
Hand / Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Newcor, Inc.
	6.000% 01/31/13
	(7.500% 01/31/08)(f)(g)	215,562	137,960
			137,960
		Hand / Machine Tools Total	137,960
Machinery - Diversified – 1.3%
Machinery - General Industry – 0.5%
Douglas Dynamics LLC	7.750% 01/15/12(b)	370,000	373,700
			373,700
Machinery - Material Handling – 0.8%
Columbus McKinnon Corp.
	8.500% 04/01/08	225,000	223,875
	8.875% 11/01/13(b)(h)	445,000	451,119
			674,994
	Machinery - Diversified Total		1,048,694

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate / Hardware – 1.9%
Metal Processors & Fabrication – 1.4%
Altra Industrial Motion, Inc.	9.000% 12/01/11(b)	250,000	245,000
Mueller Group, Inc.	10.000% 05/01/12	225,000	239,062
Mueller Holdings, Inc.
	(a) 04/15/14
	(14.750% 04/15/09)	295,000	219,775
TriMas Corp.	9.875% 06/15/12	445,000	380,475
			1,084,312
Metal Products - Fasteners – 0.5%
FastenTech, Inc.	11.500% 05/01/11	400,000	424,000
			424,000
	Metal Fabricate / Hardware Total		1,508,312
Miscellaneous Manufacturing – 2.4%
Diversified Manufacturing Operators – 1.8%
Bombardier, Inc.	6.300% 05/01/14(b)	640,000	582,400
J.B. Poindexter & Co.	8.750% 03/15/14	350,000	332,500
Koppers Industries, Inc.	9.875% 10/15/13	310,000	344,100
Trinity Industries, Inc.	6.500% 03/15/14	165,000	161,700
			1,420,700
Filtration / Separate Products – 0.2%
Polypore International, Inc.
	(a) 10/01/12
	(10.500% 10/01/08)	255,000	151,725
			151,725
Miscellaneous Manufacturing – 0.4%
Samsonite Corp.	8.875% 06/01/11	295,000	315,650
			315,650
	Miscellaneous Manufacturing Total		1,888,075
Packaging & Containers – 3.8%
Containers - Metal / Glass – 1.6%
Crown European Holdings SA	10.875% 03/01/13	255,000	300,900
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	200,000	199,500
	8.250% 05/15/13	600,000	642,000
Owens-Illinois, Inc.	7.500% 05/15/10	130,000	134,550
			1,276,950
Containers - Paper / Plastic – 2.2%
Consolidated Container Co. LLC
	(a) 06/15/09
	(10.750% 06/15/07)	280,000	229,600

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers - Paper / Plastic – (continued)
Jefferson Smurfit Corp.
	8.250% 10/01/12		450,000	446,625
	PIK,
	11.500% 10/01/15(b)	EUR	348,573	408,202
MDP Acquisitions PLC	9.625% 10/01/12	USD	365,000	372,300
Portola Packaging, Inc.	8.250% 02/01/12		295,000	228,625
				1,685,352
	Packaging & Containers Total			2,962,302
Transportation – 4.2%
Transportation - Marine – 2.0%
Ship Finance International Ltd.	8.500% 12/15/13		720,000	702,000
Stena AB
	7.500% 11/01/13		500,000	500,000
	9.625% 12/01/12		355,000	390,500
				1,592,500
Transportation - Railroad – 0.7%
TFM SA de CV
	9.375% 05/01/12(b)		375,000	404,062
	12.500% 06/15/12		100,000	117,000
				521,062
Transportation - Services – 1.0%
CHC Helicopter Corp.
	7.375% 05/01/14		200,000	206,000
	7.375% 05/01/14(b)		250,000	257,500
Petroleum Helicopters, Inc.	9.375% 05/01/09		320,000	339,200
				802,700
Transportation - Trucks – 0.5%
QDI LLC	9.000% 11/15/10		400,000	368,000
				368,000
		Transportation Total		3,284,262
		INDUSTRIALS TOTAL		16,439,236
TECHNOLOGY – 0.3%
Semiconductors – 0.3%
Electronic Components - Semiconductors – 0.3%
Amkor Technology, Inc.	9.250% 02/15/08		265,000	247,775
				247,775
		Semiconductors Total		247,775
		TECHNOLOGY TOTAL		247,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – 7.3%
Electric – 7.3%
Electric - Generation – 1.8%
AES Corp.
	9.000% 05/15/15(b)	110,000	121,550
	9.500% 06/01/09	455,000	500,500
Edison Mission Energy	9.875% 04/15/11	480,000	566,400
Texas Genco LLC	6.875% 12/15/14(b)	245,000	254,800
			1,443,250
Electric - Integrated – 2.3%
CMS Energy Corp.	8.900% 07/15/08	385,000	416,281
Nevada Power Co.
	9.000% 08/15/13	120,000	134,400
	10.875% 10/15/09	221,000	244,758
PSEG Energy Holdings LLC	10.000% 10/01/09	350,000	391,562
Sierra Pacific Resources	6.750% 08/15/17(b)	355,000	357,219
TECO Energy, Inc.	7.000% 05/01/12	230,000	247,250
			1,791,470
Independent Power Producer – 3.2%
Caithness Coso Funding Corp.	9.050% 12/15/09	412,057	456,287
Calpine Generating Co. LLC
	9.260% 04/01/10(c)	255,000	258,825
	12.390% 04/01/11(c)	610,000	576,450
MSW Energy Holdings LLC
	7.375% 09/01/10	170,000	177,225
	8.500% 09/01/10	375,000	405,000
Orion Power Holdings, Inc.	12.000% 05/01/10	515,000	624,437
			2,498,224
		Electric Total	5,732,944
		UTILITIES TOTAL	5,732,944
	Total Corporate Fixed-Income Bonds & Notes (cost of $96,075,045)		95,875,797

		Shares	Value ($)
Preferred Stocks – 2.5%
COMMUNICATIONS – 1.4%
Media – 1.4%
Publishing - Periodicals – 0.1%
PriMedia, Inc.	8.625% 04/01/10	680	68,340
			68,340
Radio – 1.3%
Spanish Broadcasting System, Inc., PIK	10.750%	974	1,061,660
			1,061,660
		Media Total	1,130,000
	COMMUNICATIONS TOTAL		1,130,000
CONSUMER CYCLICAL – 0.2%
Lodging – 0.2%
Hotels & Motels – 0.2%
La Quinta Corp.	9.000%	4,760	122,998
			122,998
		Lodging Total	122,998
	CONSUMER CYCLICAL TOTAL		122,998
FINANCIALS – 0.9%
Real Estate Investment Trusts – 0.9%
REITs - Diversified – 0.9%
iStar Financial, Inc.
	7.800%	13,000	330,282
	7.875%	15,007	392,058
			722,340
	Real Estate Investment Trusts Total		722,340
	FINANCIALS TOTAL		722,340
	Total Preferred Stocks (cost of $1,818,397)		1,975,338
Convertible Bonds – 1.7%
COMMUNICATIONS – 0.8%
Telecommunication Services – 0.8%
Telecommunication Equipment – 0.8%
Nortel Networks Corp.	4.250% 09/01/08	645,000	611,918
			611,918
	Telecommunication Services Total		611,918
	COMMUNICATIONS TOTAL		611,918

		Par ($)	Value ($)
Convertible Bonds – (continued)
FINANCIALS – 0.7%
Real Estate Investment Trusts – 0.7%
REITs - Diversified – 0.7%
Sovereign Real Estate Investment Corp.	12.000% 08/29/49(b)	365,000	529,250
			529,250
	Real Estate Investment Trusts Total		529,250
	FINANCIALS TOTAL		529,250
UTILITIES – 0.2%
Electric – 0.2%
Independent Power Producer – 0.2%
Mirant Corp.	2.500% 06/15/21(d)	190,000	171,477
			171,477
		Electric Total	171,477
		UTILITIES TOTAL	171,477
	Convertible Bonds Total (cost of $1,260,938)		1,312,645

		Shares
Common Stocks – 1.5%
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
	Shreveport Gaming Holdings, Inc. (f)(i)	4,862	70,596
	Hotels, Restaurants & Leisure Total		70,596
	CONSUMER DISCRETIONARY TOTAL		70,596
INDUSTRIALS – 0.1%
Commercial Services & Supplies – 0.1%
	Allied Waste Industries, Inc. (i)	7,250	57,855
	Fairlane Management Corp. (f)(i)(j)	8,000	–
	Commercial Services & Supplies Total		57,855
	INDUSTRIALS TOTAL		57,855
MATERIALS – 0.2%
Chemicals – 0.2%
	Lyondell Chemical Co.	5,000	129,000
		Chemicals Total	129,000
		MATERIALS TOTAL	129,000
TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.5%
	NTL, Inc. (i)	2,942	187,935
	Sprint Nextel Corp.	7,853	203,640
	Diversified Telecommunication Services Total		391,575

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.5%
	Alamosa Holdings, Inc. (i)	11,653	201,597
	SBA Communications Corp., Class A (i)	16,090	242,154
	Wireless Telecommunication Services Total		443,751
	TELECOMMUNICATION SERVICES TOTAL		835,326
UTILITIES – 0.1%
Independent Power Producers – 0.1%
	Dynegy, Inc., Class A (i)	13,000	56,680
	Independent Power Producers Total		56,680
	UTILITIES TOTAL		56,680
	Total Common Stocks (cost of $1,058,989)		1,149,457

		Par ($)
Municipal Bond (Taxable) – 0.8%
CALIFORNIA – 0.8%
CA Cabazon Band Mission Indians	13.000% 10/01/11(e)	575,000	594,441
		CALIFORNIA TOTAL	594,441
	Total Municipal Bond (Taxable) (cost of $575,000)		594,441

		Units
Warrants – 0.1%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services / Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(b)(i)	600	36,000
			36,000
		Media Total	36,000
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(b)(e)(i)	525	5
			5
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(b)(f)(i)(j)	350	–
			–
	Telecommunication Services Total		5
	COMMUNICATIONS TOTAL		36,005
INDUSTRIALS – 0.1%
Metal Fabricate / Hardware – 0.1%
Metal Processors & Fabrication – 0.1%
Mueller Holdings, Inc.	Expires 04/15/14(b)(i)	190	68,400
			68,400
	Metal Fabricate / Hardware Total		68,400

		Units	Value ($)
Warrants – (continued)
INDUSTRIALS – (continued)
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC	Expires 01/15/07(b)(e)(f)(i)	2,041	6,613
			6,613
		Transportation Total	6,613
		INDUSTRIALS TOTAL	75,013
	Total Warrants (cost of $97,124)		111,018

		Par ($)
Short-Term Obligation – 6.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/05, due 09/01/05 at 3.430%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $5,562,388 (repurchase proceeds $5,449,519)	5,449,000	5,449,000

	Total Short-Term Obligation (cost of $5,449,000)		5,449,000

	Total Investments – 135.3% (cost of $106,334,493)(k)(l)		106,467,696

	Other Assets & Liabilities, Net – (35.3)%		(27,751,745)

	Net Assets – 100.0%		78,715,951

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities, which did not include any illiquid securities, except for the following, amounted to $19,206,980, which represents 24.4% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Hollinger, Inc	09/30/04	$122,000	$122,000	$125,660
QDI LLC	06/01/02	2,041	–	6,613
				132,273

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2005.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $537,627, which represents 0.7% of net assets.

(e)	Illiquid security.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	Security purchased on a delayed delivery basis.

(i)	Non-income producing security.

(j)	Security has no value.

(k)	Cost for federal income tax purposes is $106,474,990.

(l)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,965,729	$(3,973,023)	$(7,294)

At August 31, 2005, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$632,941	$619,822	09/20/05	$(13,119)
EUR	197,408	198,480	09/20/05	1,072
EUR	103,672	102,343	09/27/05	(1,329)
				$(13,376)

Acronym	Name
EUR	Euro
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
USD	United States Dollar

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005